Financial Instruments - Summary of Exposure to Credit Risk for Loans and Advances (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	$ 107	$ 31
MALAYSIA
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	14	2
SINGAPORE
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	40	9
THAILAND
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	33	11
PHILIPPINES
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	13	7
INDONESIA
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	2		[1]
VIETNAM
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	$ 5	$ 2

[1]	Amount less than $1 million